                     FORTIS WALL STREET SERIES SURVIVOR VUL
                               VARIABLE ACCOUNT C
                        FORTIS BENEFITS INSURANCE COMPANY

                                FILE NO. 33-65243



      SUPPLEMENT DATED NOVEMBER 6, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

              SUPPLEMENT DATED NOVEMBER 6, 2003 TO YOUR PROSPECTUS

The name of Hartford Growth and Income HLS Fund has been changed to Hartford Disciplined Equity HLS Fund. All references to "Hartford Growth and Income HLS Fund" are deleted and replaced with "Hartford Disciplined Equity Fund."


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4284